Joint Venture	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Joint Venture [Abstract]
JOINT VENTURE

NOTE 5 – JOINT VENTURE

On September 30, 2019, the Company entered into a joint venture agreement (the "JV Agreement") with Budee, Inc., ("Budee'), a privately-held company involved in the delivery of cannabis-related products in California, pursuant to which the parties formed a joint venture company, GanjaBudee Inc., a Nevada Corporation ("GB"), in anticipation of a merger between the parties (the "GanjaBudee Merger'). GB is a separate and independent entity from either party with its own management team and Board of Directors and is owned 51% by the Company and 49% by Budee. The term of GB will continue until such GanjaBudee Merger is effective or any definitive agreement for such GanjaBudee Merger is terminated but in any case will not be for a period of more than sixty months, subject to a mutual extension agreed to by the parties.

In connection with the JV Agreement, the Company and Budee agreed to share certain expenses between the Company and Budee, Inc. The Company is also allowed to charge an additional 10% fee on any of these charged back expenses. The Company charged back expenses to Budee totaling $96,610 during the three months ended March 31, 2020. In addition, pursuant to the JV Agreement the Company agreed to pay certain obligations of Budee Inc. of $250,000. As of March 31, 2020, the Company has not paid this amount. As a result of the merger agreement the Company derecognized a non-controlling interest of $656,189 attributable to the Joint Venture in the Statement of Stockholder's Equity. See Note 4.

NOTE 5 – JOINT VENTURE

On September 30, 2019, the Company entered into a joint venture agreement (the "JV Agreement") with Budee, Inc., ("Budee'), a privately-held company involved in the delivery of cannabis-related products in California, pursuant to which the parties formed a joint venture company, GanjaBudee Inc., a Nevada Corporation ("GB"), in anticipation of a merger between the parties (the "GanjaBudee Merger'). GB is a separate and independent entity from either party with its own management team and Board of Directors and is owned 51% by the Company and 49% by Budee. The term of GB will continue until such GanjaBudee Merger is effective or any definitive agreement for such GanjaBudee Merger is terminated but in any case will not be for a period of more than sixty months, subject to a mutual extension agreed to by the parties. As part of this joint venture the company recognized a loss attributable to non-controlling interest of $527,605.

In connection with the JV Agreement, the Company and Budee agreed to share certain expenses between the Company and Budee, Inc. The company is also allowed to charge an additional 10% fee on any of these charged back expenses. The Company charged back expenses to Budee totaling $96,610. In addition, pursuant to the JV Agreement the Company agreed to pay certain obligations of Budee Inc. of $250,000. This has resulted in a "Due from Affiliate" on the Company's Balance Sheet of $346,610 as of December 31, 2019.